Reverse Recapitalization and Acquisitions of Subsidiaries - Schedule of Detailed Information About Business Combination (Details) - Next Finance Tech Co, Ltd. [Member] ¥ in Millions	Mar. 31, 2025 JPY (¥)
Schedule of Information About Business Combination [Line Items]
Cash	¥ 265
Ordinary share of Coincheck Parent (1,111,450 shares)	1,077
Total fair value of consideration	1,342
Cash and cash equivalents	29
Other financial assets	3
Other assets	2
Property and equipment	2
Crypto asset held (non-current)	21
Other financial assets (non-current)	1
Deferred tax assets	49
Other financial liabilities	(5)
Total identifiable net assets acquired	102
Goodwill arising on acquisition	1,240
Fair value of consideration	¥ 1,342